SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables present information about our reportable segments.

	September 30, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$890,528	$800,378
Distribution Segment	(69,915)	44,809
Corporate and eliminations	(23,702)	(40,630)
Total Current Assets	$796,911	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$800,737	$514,312
Distribution Segment	84,655	40,356
Corporate and eliminations	8,711	10,205
Total Non-Current Assets	$894,103	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,565,581	$1,356,599
Distribution Segment	92,624	61,027
Corporate and eliminations	852,358	98,020
Total Current Liabilities	$2,510,563	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,385,723	$1,685,260
Distribution Segment	196,850	159,500
Corporate and eliminations	-	-
Total Non-Current Liabilities	$2,582,573	$1,844,760

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
REVENUES, NET OF SALES RETURNS AND ALLOWANCES:
Beverages Segment	$245,918	$466,245	$613,016	$1,517,586
Distribution Segment	108,719	23,578	228,881	40,133
Corporate and Eliminations	(41,928)	(12,684)	(100,085)	(18,390)
Total Revenues, Net of Sales Returns and Allowances	$312,709	$477,139	$741,812	$1,539,329

COST OF REVENUES:
Beverages Segment	$160,289	383,554	417,159	1,160,574
Distribution Segment	83,912	20,086	173,638	33,600
Corporate and Eliminations	(22,090)	(12,684)	(67,023)	(18,390)
Total Cost of Revenues	$222,111	$390,956	$523,774	$1,175,784

OPERATING EXPENSES:
Beverages Segment	$339,688	$968,276	$1,380,612	$1,651,688
Distribution Segment	70,385	18,024	198,547	40,439
Corporate and Eliminations	90,160	59,089	260,845	26,255
Total Operating Expenses	$500,233	$1,045,389	$1,840,004	$1,718,382

OTHER INCOME / (EXPENSE):
Beverages Segment	$(19,455)	$-	$(35,887)	$-
Distribution Segment	(1,173)	-	3,932	-
Corporate and Eliminations	(79,178)	-	(517,371)	-
Total Other Income / (Expense)	$(99,806)	$-	$(549,326)	$-

NET LOSS:
Beverages Segment	$(273,514)	$(885,585)	$(1,220,642)	$(1,294,676)
Distribution Segment	(46,751)	(14,532)	(139,372)	(33,906)
Corporate and Eliminations	(189,176)	(59,089)	(811,278)	(26,255)
Total Net Loss	$(509,441)	$(959,206)	$(2,171,292)	$(1,354,837)

The following tables present information about the Company’s reportable segments.

	December 31, 2019	December 31, 2018

CURRENT ASSETS:
Beverages Segment	$800,378	$154,231
Distribution Segment	44,809	-
Corporate and Eliminations	(40,630)	-
Total Current Assets	$804,557	$154,231

NON-CURRENT ASSETS:
Beverages Segment	$514,312	$33,277
Distribution Segment	40,356	-
Corporate and eliminations	10,205	319
Total Non-Current Assets	$564,873	$33,596

CURRENT LIABILITIES:
Beverages Segment	$1,356,599	$1,218,402
Distribution Segment	61,027	-
Corporate and eliminations	98,020	12,000
Total Current Liabilities	$1,515,646	$1,230,402

NON-CURRENT LIABILITIES:
Beverages Segment	$1,685,260	$157,970
Distribution Segment	159,500	-
Corporate and eliminations	-	-
Total Non-Current Liabilities	$1,844,760	$157,970

	December 31,
	2019	2018
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$1,635,669	$154,002
Distribution Segment	83,051	-
Corporate and Eliminations	(87,067)	-
Total Revenues, Net of Sales, Returns, and Allowances	$1,631,653	$154,002

COST OF REVENUES:
Beverages Segment	$1,333,135	$126,674
Distribution Segment	68,012	-
Corporate and Eliminations	(87,067)	-
Total Cost of Revenues	$1,314,080	$126,674

OPERATING EXPENSES:
Beverages Segment	$1,878,034	$336,406
Distribution Segment	150,401	-
Corporate and Eliminations	1,560,173	47,114
Total Operating Expenses	$3,588,608	$383,520

OTHER INCOME / (EXPENSE):
Beverages Segment	$-	$(403)
Distribution Segment	-	-
Corporate and Eliminations	1,483,366	-
Total Other Income / (Expense)	$1,483,366	$(403)

NET LOSS:
Beverages Segment	$(1,575,500)	$(309,481)
Distribution Segment	(135,362)	-
Corporate and Eliminations	(76,807)	(47,114)
Total Net Loss	$1,787,669	$356,595